Related party transactions	9 Months Ended
Sep. 30, 2025
Related party transactions [abstract]
Related party transactions
22.	Related party transactions

Related parties and related party transactions impacting the condensed consolidated interim financial statements are summarized below and include transactions with the following individuals or entities:

Key management personnel

Related parties include directors, officers, close family members, certain consultants and enterprises that are controlled by these individuals as well as certain individuals performing similar functions.

Key management personnel are those individuals who have authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

Transactions with key management and directors comprise the following:

a)	Director’s compensation for the three and nine months ended September 30, 2025, is $21,733 and $82,096, respectively (2024 – $31,294 and $131,010, respectively).

b)	During nine months ended September 30, 2025, the Company granted 120,692 options to officers and employees of the Company, each with exercise prices ranging from C$6.60 to C$24.50 and expiring 2-5 years from the date of issuance.

c)	During the year ended December 31, 2023, the Company entered into a secured loan agreement with the CEO for C$1,200,000, with monthly payments of C$6,000 based on an annual interest rate of 6%. The loan had a maturity date of April 26, 2025, and was part of FSD Strategic Investments’ portfolio of finance receivables. During the year ended December 31, 2024, a payment of C$400,000 was made by the CEO, and monthly payments were subsequently reduced to C$4,000. During the nine months ended September 30, 2025, the CEO made a payment of C$800,000 towards the loan, thereby settling the total debt outstanding owed to FSD Strategic Investments.

d)	During the nine months ended September 30, 2025, the Company accrued management bonuses of $645,570.

Key management personnel compensation during the three and nine months ended September 30, 2025, and 2024, is comprised of:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
	$	$	$	$
Salaries, benefits, bonuses and consulting fees	852,935	1,217,268	1,277,708	1,693,796
Share-based payments	869,908	21,530	2,186,391	2,366,146
	1,722,843	1,238,798	3,464,099	4,059,942

As at September 30, 2025, the Company has $Nil owing to related parties included in accounts payable and accrued liabilities (December 31, 2024 - $Nil).